Document and Entity Information	May 01, 2018
Prospectus:
Document Type	497
Document Period End Date	May 01, 2018
Registrant Name	LORD ABBETT GLOBAL FUND INC
Entity Central Index Key	0000829901
Amendment Flag	false
Document Creation Date	May 01, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018